CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 49.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Banking and Finance -- 19.6%
-------------------------------------------------------------------------
    $ 2,000        American Express Credit Corp.,
                   1.75%, 8/22/02                            $  1,994,945
      3,000        American Express Credit Corp.,
                   1.76%, 7/30/02                               2,995,747
      3,190        Asset Securitization Coop. Corp.,
                   1.77%, 7/25/02(1)                            3,186,236
      4,000        Asset Securitization Coop. Corp.,
                   1.77%, 8/23/02(1)                            3,989,576
      4,900        Barton Capital Corp., 1.78%, 7/11/02(1)      4,897,577
        600        CIESCO, 1.75%, 7/11/02                         599,709
      6,000        CIESCO, 1.77%, 7/26/02                       5,992,625
      5,180        Corporate Asset Funding Co., Inc.,
                   1.77%, 8/6/02(1)                             5,170,832
      5,000        Corporate Receivables Corp.,
                   1.76%, 8/21/02(1)                            4,987,533
      5,000        CXC, Inc., 1.78%, 7/2/02(1)                  4,999,753
      2,000        Delaware Funding Corp.,
                   1.78%, 7/22/02(1)                            1,997,924
      2,000        Delaware Funding Corp.,
                   1.79%, 7/18/02(1)                            1,998,310
      4,900        Household Finance Corp., 1.74%, 7/15/02      4,896,684
      5,000        Wells Fargo Financial, Inc.,
                   1.75%, 8/28/02                               4,985,902
-------------------------------------------------------------------------
                                                             $ 52,693,353
-------------------------------------------------------------------------
Credit Unions -- 2.6%
-------------------------------------------------------------------------
    $   444        Mid-States Corp. Federal Credit Union,
                   1.76%, 7/17/02                            $    443,653
      4,527        Mid-States Corp. Federal Credit Union,
                   1.78%, 7/11/02                               4,524,762
      2,000        Mid-States Corp. Federal Credit Union,
                   1.79%, 7/17/02                               1,998,399
-------------------------------------------------------------------------
                                                             $  6,966,814
-------------------------------------------------------------------------
Electric Utilities -- 0.7%
-------------------------------------------------------------------------
    $ 2,000        National Rural Utilities Coop. Finance
                   Co., 1.79%, 7/29/02                       $  1,997,215
-------------------------------------------------------------------------
                                                             $  1,997,215
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.8%
-------------------------------------------------------------------------
    $ 4,520        General Electric Capital Corp.,
                   1.85%, 7/10/02                            $  4,517,909
      2,636        General Electric Capital Corp.,
                   1.86%, 7/9/02                                2,634,910
      3,000        General Electric Capital Corp.,
                   1.93%, 7/1/02                                3,000,000
-------------------------------------------------------------------------
                                                             $ 10,152,819
-------------------------------------------------------------------------
Food and Beverages -- 2.1%
-------------------------------------------------------------------------
    $ 1,601        Nestle Capital Corp., 1.84%, 7/8/02(1)    $  1,600,427
      4,122        Nestle Capital Corp., 1.85%, 7/8/02(1)       4,120,517
-------------------------------------------------------------------------
                                                             $  5,720,944
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Household Products -- 1.9%
-------------------------------------------------------------------------
    $ 5,000        Unilever Capital Corp., 1.99%, 7/1/02(1)  $  5,000,000
-------------------------------------------------------------------------
                                                             $  5,000,000
-------------------------------------------------------------------------
Insurance -- 5.5%
-------------------------------------------------------------------------
    $ 1,100        AIG Funding, Inc., 1.79%, 7/17/02         $  1,099,124
        621        AIG Funding, Inc., 1.79%, 7/17/02              620,506
      4,000        American General Corp., 1.76%, 8/16/02       3,991,005
      4,000        American General Corp., 1.76%, 8/19/02       3,990,418
      5,000        Transamerica Finance Corp.,
                   1.77%, 7/24/02                               4,994,346
-------------------------------------------------------------------------
                                                             $ 14,695,399
-------------------------------------------------------------------------
Oil -- 5.2%
-------------------------------------------------------------------------
    $ 3,000        Chevron Texaco Corp., 1.76%, 7/18/02      $  2,997,507
      6,000        Chevron Texaco Corp., 1.78%, 8/12/02         5,987,540
      5,000        Cortez Capital Corp., 1.77%, 8/26/02(1)      4,986,233
-------------------------------------------------------------------------
                                                             $ 13,971,280
-------------------------------------------------------------------------
Pharmaceutical -- 6.0%
-------------------------------------------------------------------------
    $ 5,344        Novartis Finance Corp.,
                   1.74%, 7/12/02(1)                         $  5,341,159
      3,500        Pfizer, Inc., 1.75%, 7/23/02(1)              3,496,257
      5,000        Schering Corp., 1.74%, 8/20/02               4,987,917
      2,226        Schering Corp., 1.77%, 9/16/02               2,217,573
-------------------------------------------------------------------------
                                                             $ 16,042,906
-------------------------------------------------------------------------
Telecommunications -- 2.2%
-------------------------------------------------------------------------
    $ 3,000        BellSouth Corp., 1.75%, 7/19/02(1)        $  2,997,375
      3,000        SBC Communications, Inc.,
                   1.77%, 8/8/02(1)                             2,994,395
-------------------------------------------------------------------------
                                                             $  5,991,770
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $133,232,500)                            $133,232,500
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 49.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 1,972        FAMC Discount Notes, 1.75%, 8/1/02        $  1,969,028
      3,000        FHLB Discount Notes, 1.88%, 11/22/02         2,977,440
      5,000        FHLB Discount Notes, 2.18%, 12/23/02         4,947,015
      3,300        FHLMC Discount Notes, 1.73%, 7/3/02          3,299,683
      2,483        FHLMC Discount Notes, 1.90%, 7/8/02          2,482,083
      2,291        FHLMC Discount Notes, 1.71%, 7/16/02         2,289,368
      1,000        FHLMC Discount Notes, 1.72%, 7/23/02           998,949

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 3,225        FHLMC Discount Notes, 1.78%, 8/8/02       $  3,218,941
      2,067        FHLMC Discount Notes, 1.78%, 9/6/02          2,060,152
      2,813        FHLMC Discount Notes, 1.83%, 9/18/02         2,801,704
      5,851        FHLMC Discount Notes, 1.74%, 9/19/02         5,828,376
        781        FHLMC Discount Notes, 1.83%, 10/9/02           777,030
      2,952        FHLMC Discount Notes, 1.91%, 10/10/02        2,936,181
      2,408        FHLMC Discount Notes, 1.81%, 10/30/02        2,393,351
      3,530        FHLMC Discount Notes, 1.88%, 11/7/02         3,506,219
      3,374        FHLMC Discount Notes, 1.96%, 11/7/02         3,350,304
      4,866        FHLMC Discount Notes, 1.98%, 11/15/02        4,829,334
      3,527        FHLMC Discount Notes, 1.865%, 12/5/02        3,498,313
      5,000        FHLMC Discount Notes, 2.13%, 12/18/02        4,949,708
      5,000        FHLMC Discount Notes, 2.20%, 12/23/02        4,946,529
      5,000        FNMA Discount Notes, 1.85%, 7/24/02          4,994,090
      5,000        FNMA Discount Notes, 1.76%, 7/31/02          4,992,666
      5,000        FNMA Discount Notes, 1.74%, 9/18/02          4,980,908
      5,222        FNMA Discount Notes, 1.74%, 9/25/02          5,200,294
      1,725        FNMA Discount Notes, 1.75%, 10/2/02          1,717,202
      1,000        FNMA Discount Notes, 1.75%, 10/2/02            995,479
      3,907        FNMA Discount Notes, 1.85%, 10/2/02          3,888,328
      7,055        FNMA Discount Notes, 1.85%, 10/9/02          7,018,745
      4,828        FNMA Discount Notes, 1.91%, 10/16/02         4,800,592
      4,000        FNMA Discount Notes, 1.98%, 11/8/02          3,971,400
      3,130        FNMA Discount Notes, 1.86%, 11/20/02         3,107,059
      5,000        FNMA Discount Notes, 1.87%, 11/20/02         4,963,119
      4,000        FNMA Discount Notes, 2.02%, 11/27/02         3,966,557
      4,000        FNMA Discount Notes, 2.02%, 11/29/02         3,966,108
      5,000        SLMA, Floating Rate Note,
                   1.752%, 10/17/02                             5,018,126
      5,000        SLMA, Floating Rate Note,
                   1.742%, 11/21/02                             5,011,231
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $132,651,612)                           $132,651,612
-------------------------------------------------------------------------

SUPRANATIONAL OBLIGATIONS -- 1.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 3,040        IBRD Discount Note, 1.74%, 7/5/02         $  3,039,412
-------------------------------------------------------------------------
Total Supranational Obligations
   (identified cost, $3,039,412)                             $  3,039,412
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $268,923,524)                            $268,923,524(2)
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                     $    (46,740)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $268,876,784
-------------------------------------------------------------------------

 FAMC - Federal Agricultural Mortgage Corporation (Farmer Mac)

 FHLB - Federal Home Loan Bank

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)

 IBRD - International Bank for Reconstruction & Development (World Bank)

 SLMA - Student Loan Marketing Association (Sallie Mae)
 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.
 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at amortized cost            $268,923,524
Cash                                             5,230
Prepaid expenses                                   837
------------------------------------------------------
TOTAL ASSETS                              $268,929,591
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,106
Accrued expenses                                47,701
------------------------------------------------------
TOTAL LIABILITIES                         $     52,807
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $268,876,784
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $268,876,784
------------------------------------------------------
TOTAL                                     $268,876,784
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
----------------------------------------------------
Interest                                  $2,568,800
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,568,800
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  697,228
Trustees' fees and expenses                   10,025
Custodian fee                                 82,972
Legal and accounting services                 16,137
Miscellaneous                                  4,374
----------------------------------------------------
TOTAL EXPENSES                            $  810,736
----------------------------------------------------

NET INVESTMENT INCOME                     $1,758,064
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,758,064  $       8,554,160
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      1,758,064  $       8,554,160
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    225,593,900  $     810,642,527
   Withdrawals                                (282,453,823)      (765,188,094)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (56,859,923) $      45,454,433
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (55,101,859) $      54,008,593
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    323,978,643  $     269,970,050
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    268,876,784  $     323,978,643
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ---------------------------------------------------
                                  (UNAUDITED)          2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%        0.57%      0.58%      0.60%      0.61%      0.59%
   Net investment income                  1.27%        3.33%      5.77%      4.60%      4.90%      4.96%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN*                             0.63%        3.70%        --         --         --         --
---------------------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $69 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $697,228 for the six months ended June 30, 2002. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2002, exclusive of U.S. Government securities, aggregated $934,121,418 and $958,501,452, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $289,861,712 and $323,029,859, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

CASH MANAGEMENT PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Elizabeth S. Kenyon
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant